BRIGHTHOUSE LIFE INSURANCE COMPANY

BRIGHTHOUSE SEPARATE ACCOUNT A

BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B

Supplement dated August 25, 2020 to the May 1, 2020 prospectuses for the variable annuity contracts listed below

This supplement describes a change to the variable annuity contracts listed below issued by Brighthouse Life Insurance Company or Brighthouse Life Insurance Company of NY (together with Brighthouse Life Insurance Company, “we” or “us”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of your prospectus, write to us at: Brighthouse Financial, P.O. Box 305075, Nashville, TN 37230-5075, call us at (888) 243-1932 or access the Securities and Exchange Commission’s website at http://sec.gov. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

Annuity Service Center Contact Information Change

Effective September 8, 2020, the Annuity Service Center contact information will change. Please use the new contact information listed below. We will continue to accept requests and elections at the old address until close of the New York Stock Exchange on October 8, 2020. After this date, requests and elections, (including payments) sent to an address other than the ones provided below, may be returned or there may be a delay in processing requests or applying payments.

●	Address: Brighthouse Financial, P.O. Box 305075, Nashville, TN 37230-5075

●	Telephone: (888) 243-1932

●	Fax: Brighthouse Policy Holder Services, (877) 246-8424

●	Website: brighthousefinancial.com

This change does not affect any of your contractual provisions. All rights and benefits you have with your contract remain the same.

Supplement to the prospectus for the following variable annuity contracts:

Brighthouse Separate Account A

Series S (offered on and after May 2, 2016)

Series S – L Share Option (offered on and after May 2, 2016)

Series VA (offered on and after May 2, 2016)

Brighthouse Prime Options

SUPP-VAADD-0920

Brighthouse Variable Annuity Account B

Class S (offered on and after May 2, 2016)

Class S – L Share Option (offered on and after May 2, 2016)

Class VA (offered on and after May 2, 2016)

Brighthouse Prime Options

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE